Schedule of Investments (unaudited) January 31, 2020	iShares® Yield Optimized Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Fixed Income — 9.9%
iShares Agency Bond ETF(a)(b)	147,700	$17,350,319

International Fixed Income — 10.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	153,553	17,809,077

Investment Grade Bonds — 39.7%
iShares Intermediate-Term Corporate Bond ETF(a)(b)	838,234	49,665,365
iShares Long-Term Corporate Bond ETF(a)(b)	290,229	20,098,358

		69,763,723

Mortgage-Backed Securities — 20.3%
iShares MBS ETF(a)(b)	328,001	35,706,189

Non-Investment Grade Bonds — 19.9%
iShares iBoxx $ High Yield Corporate Bond ETF(a)	398,282	34,861,623

Total Investment Companies — 100.0% (Cost: $171,540,799)		175,490,931

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(a)(c)(d)	3,708,000	3,710,225

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(a)(c)	18,000	$18,000

		3,728,225

Total Short-Term Investments — 2.1% (Cost: $3,728,082)		3,728,225

Total Investments in Securities — 102.1% (Cost: $ 175,268,881)		179,219,156

Other Assets, Less Liabilities — (2.1)%		(3,694,501)

Net Assets — 100.0%		$175,524,655

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19	Shares Purchased	Shares Sold		Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	30,698,561	—	(26,990,561	)(b)	3,708,000	$3,710,225	$28,044	(c)	$5,164	$(1,488)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,658,000	—	(1,640,000	)(b)	18,000	18,000	2,635		—	—
iShares 1-3 Year Treasury Bond ETF	47,366	—	(47,366)		—	—	12,964		(13,750)	(3,058)
iShares 3-7 Year Treasury Bond ETF	25,477	1,360	(26,837)		—	—	9,748		(16,395)	(11,266)
iShares Agency Bond ETF	—	161,628	(13,928)		147,700	17,350,319	27,231		4,914	245,371
iShares Floating Rate Bond ETF	289,624	15,108	(304,732)		—	—	31,340		21,532	(18,969)
iShares iBoxx $ High Yield Corporate Bond ETF	340,670	95,454	(37,842)		398,282	34,861,623	368,482		79,270	197,861
iShares Intermediate-Term Corporate Bond ETF	709,700	205,672	(77,138)		838,234	49,665,365	353,611		296,132	640,597
iShares J.P. Morgan USD Emerging Markets Bond ETF	129,285	38,542	(14,274)		153,553	17,809,077	174,586		70,201	313,322
iShares Long-Term Corporate Bond ETF	261,675	70,397	(41,843)		290,229	20,098,358	158,748		158,107	589,736
iShares MBS ETF	136,056	222,183	(30,238)		328,001	35,706,189	125,888		83,001	128,017
iShares Short Treasury Bond ETF	52,295	2,725	(55,020)		—	—	19,041		(8,159)	(6,302)

						$179,219,156	$1,312,318		$680,017	$2,073,821

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Yield Optimized Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$175,490,931	$—	$—	$175,490,931
Money Market Funds	3,728,225	—	—	3,728,225

	$179,219,156	$—	$—	$179,219,156

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